Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from Operating Activities
Loss for the year	$ (15,375)	$ (15,439)	$ (14,657)
Adjustments to reconcile loss to net cash used in operating activities:	3,880	3,578	3,184
Net cash used in operating activities	(11,495)	(11,861)	(11,473)
Cash Flows from Investing Activities
Changes in short term deposits	67	7,273	(337)
Investment in affiliated company			(5,065)
Proceeds from sales of other investments		21
Proceeds from sales of marketable securities	68
Purchase of fixed assets	(50)	(103)	(733)
Net cash provided by (used in) investing activities	85	7,191	(6,135)
Cash flows from Financing Activities
Issuance of ordinary shares and warrants, net of issuance expenses	45,017	6,521	11,208
Proceeds from exercise of warrants			125
Proceeds from exercise of options	263		34
Net cash provided by financing activities	45,280	6,521	11,367
Effect of exchange rate changes on cash and cash equivalents	75	(182)	(237)
Increase (decrease) in cash and cash equivalents	33,945	1,669	(6,478)
Cash and cash equivalents at the beginning of the period	4,827	3,158	9,636
Cash and cash equivalents at the end of the period	38,772	4,827	3,158
Share-based payment	1,162	1,638	2,040
Depreciation	254	259	235
Revaluation of derivative warrant liabilities		1	(2,071)
Equity in net loss of an affiliated company	2,718	839	2,905
Revaluation of other investments		324	(316)
Revaluation of marketable securities	(87)		(1)
Exchange rate changes on cash and cash equivalents	(75)	182	237
Decrease (Increase) in other current assets	212	(142)	11
Increase (decrease) in trade payables	(296)	154	14
Change in operating lease liability	60	110
Increase (decrease) in other payables	(68)	213	130
Adjustments to reconcile loss to net cash used in operating activities	3,880	3,578	3,184
Accrued issuance expenses recorded in shareholders’ equity	310
Exercise of warrant of investment in affiliated company			$ 4,004